INVENTORY (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
INVENTORY [Abstract]
INVENTORY
NOTE 5.	INVENTORY

As of June 30, 2015, our inventory was composed of Altrazeal® finished goods, manufacturing costs incurred in the production of Altrazeal®, and raw materials.  Inventories are stated at the lower of cost (first in, first out method) or market.  We regularly review inventories on hand and write down the carrying value of our inventories for excess and potentially obsolete inventories based on historical usage and estimated future usage.  In assessing the ultimate realization of our inventories, we are required to make judgments as to future demand requirements.  As actual future demand or market conditions may vary from those projected by us, adjustment to inventories may be required.

The components of inventory, at the different stages of production, consisted of the following at June 30, 2015 and December 31, 2014:

Inventory	June 30, 2015	December 31, 2014
Raw materials	$48,393	$41,648
Work-in-progress	468,573	271,571
Finished goods	21,221	12,438
Total	$538,187	$325,657

NOTE 6.	INVENTORY

As of December 31, 2014 and 2013, our inventory was comprised of Altrazeal® finished goods, manufacturing costs incurred in the production of Altrazeal®, and raw materials.  Inventories are stated at the lower of cost (first in, first out method) or market.  We regularly review inventories on hand and write down the carrying value of our inventories for excess and potentially obsolete inventories based on historical usage and estimated future usage.  In assessing the ultimate realization of our inventories, we are required to make judgments as to future demand requirements.  As actual future demand or market conditions may vary from those projected by us, adjustment to inventories may be required.  For the years ended December 31, 2014 and 2013, we wrote off approximately $19,000 and $60,000, respectively, in obsolete inventories.

The components of inventory, at the different stages of production, consisted of the following at December 31:

Inventory	2014	2013
Raw materials	$41,648	$10,148
Work-in-progress	271,571	299,464
Finished goods	12,438	85,993
Total	$325,657	$395,605